UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bull Path Capital Management LLC
Address: 150 E. 52nd St,
         31st Floor
         New York, New York  10022

13F File Number:  28-11556

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard Spector
Title:     Principal
Phone:     212-520-2570

Signature, Place, and Date of Signing:

     Richard Spector     New York, NY/USA     July 24, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     26

Form13F Information Table Value Total:     $254,179 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AEROPOSTALE                    COM              007865108     8776   303780 SH       Sole                   303780        0        0
AMERICAN TOWER CORP            CL A             029912201     5757   185000 SH       Sole                   185000        0        0
BALL CORP                      COM              058498106    15494   418317 SH       Sole                   418317        0        0
BJ SVCS CO                     COM              055482103     9803   263100 SH       Sole                   263100        0        0
CHOICEPOINT INC                COM              170388102     8087   193600 SH       Sole                   193600        0        0
COMMUNITY HEALTH SYS INC NEW   COM              203668108     9114   248000 SH       Sole                   248000        0        0
DIRECTV GROUP INC              COM              25459L106     8683   526230 SH       Sole                   526230        0        0
EQUINIX INC                    COM NEW          29444U502    12873   234652 SH       Sole                   234652        0        0
FIRST DATA CORP                COM              319963104    17220   382330 SH       Sole                   382330        0        0
GRANT PRIDECO INC              COM              38821G101     9402   210100 SH       Sole                   210100        0        0
HILTON HOTELS CORP             COM              432848109    17902   633025 SH       Sole                   633025        0        0
HOT TOPIC INC                  COM              441339108     4030   350104 SH       Sole                   350104        0        0
LEGG MASON INC                 COM              524901105     8957    90000 SH       Sole                    90000        0        0
LIMITED BRANDS INC             COM              532716107     2303    90000 SH       Sole                    90000        0        0
MCDONALDS CORP                 COM              580135101     9411   280100 SH       Sole                   280100        0        0
MEDCO HEALTH SOLUTIONS INC     COM              58405U102     9543   166600 SH       Sole                   166600        0        0
METROPOLITAN HEALTH NETWORKS   COM              592142103     1396   500500 SH       Sole                   500500        0        0
OMNICARE INC                   COM              681904108     5596   118000 SH       Sole                   118000        0        0
OWENS ILL INC                  COM NEW          690768403     8702   519200 SH       Sole                   519200        0        0
PENN NATL GAMING INC           COM              707569109    17109   441174 SH       Sole                   441174        0        0
PETSMART INC                   COM              716768106    14720   575016 SH       Sole                   575016        0        0
SBA COMMUNICATIONS CORP        COM              78388J106    15996   611949 SH       Sole                   611949        0        0
UNITEDHEALTH GROUP INC         COM              91324P102     8463   189000 SH       Sole                   189000        0        0
UNIVERSAL AMERN FINL CORP      COM              913377107     3564   271028 SH       Sole                   271028        0        0
WMS INDS INC                   COM              929297109    10767   393100 SH       Sole                   393100        0        0
WYNN RESORTS LTD               COM              983134107    10511   143400 SH       Sole                   143400        0        0